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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:
            811-09751

Exact name of registrant as specified in charter:
            FORTRESS REGISTERED INVESTMENT TRUST

Address of principal executive offices:
            1251 Avenue of the Americas, 16th Fl
            New York, NY 10020

Name and address of agent for service:
            CT Corp.
            1209 Orange Street
            Wilmington, DE 19801

Registrant's telephone number, including area code:
            (212) 798-6100

Date of fiscal year end:
            12/30/2004

Date of reporting Period:
            7/1/2003 - 6/30/2004

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ITEM 1. PROXY VOTING RECORD

                                                                              PROPOSED BY ISSUER OR   VOTE    HOW     FOR OR AGAINST
      ISSUER           SYMBOL      CUSIP     MEETING DATE    MATTER VOTED ON      SHAREHOLDER         CAST?   VOTED     MANAGEMENT
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                          Fortress Registered Investment Trust did not own the voting securities of any issuer that issued a proxy statement during the relevant period.



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                       Fortress Registered Investment Trust
                                   --------------------------------------------


By (Signature and Title)*          /s/ Jeffrey R. Rosenthal
                                   --------------------------------------------
                                   Jeffrey R. Rosenthal, Chief Financial Officer


Date                               5/27/05
                                   --------------------------------------------


*Print the name and title of each signing officer under his or her signature